CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Non-cash changes on capital securities
Capital Securities	$ 3,033
Non-cash changes on capital securities
Capital securities redeemed	(248)	$ (13)
Fair value changes	21
Capital Securities	$ 2,806